BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.3%
Communication Services — 5.3%
Alphabet, Inc. - Class A (a)	205,072	$27,178,193
Electronic Arts, Inc.	19,250	2,656,693
Interpublic Group of Cos., Inc. (b)	209,552	6,441,628
Match Group, Inc. (a)	355,777	11,520,059
Omnicom Group, Inc.	71,729	5,783,509
Take-Two Interactive Software, Inc. (a)	92,564	14,643,625
TEGNA, Inc.	234,458	3,594,241
		71,817,948
Consumer Discretionary — 7.2%
AutoZone, Inc. (a)	5,912	15,429,906
Booking Holdings, Inc. (a)	7,727	24,152,284
Harley-Davidson, Inc. (b)	362,051	10,857,909
LKQ Corp.	113,379	5,048,767
NVR, Inc. (a)	2,599	15,997,859
Tempur Sealy International, Inc. (b)	336,225	13,556,592
Whirlpool Corp. (b)	43,381	4,724,191
Wyndham Hotels & Resorts, Inc.	110,399	8,538,259
		98,305,767
Consumer Staples — 2.2%
Coca-Cola Europacific Partners PLC	65,466	3,969,858
Kenvue, Inc.	422,585	8,637,637
Keurig Dr Pepper, Inc.	261,627	8,259,564
Philip Morris International, Inc.	103,918	9,701,785
		30,568,844
Energy — 5.2%
BP PLC, ADR	128,214	4,652,886
Canadian Natural Resources Ltd.	122,618	8,190,882
Chord Energy Corp.	62,558	10,143,154
ConocoPhillips	63,465	7,334,650
Halliburton Co.	260,333	9,640,131
Phillips 66	45,331	5,842,713
Pioneer Natural Resources Co.	28,566	6,617,028
Schlumberger Ltd.	237,920	12,381,357
Shell PLC, ADR	91,049	5,991,024
		70,793,825
Financials — 23.0%
Aflac, Inc.	183,835	15,204,993
Allstate Corp.	54,378	7,497,095
American International Group, Inc.	344,221	22,653,184
Aon PLC - Class A	26,076	8,565,705
Bank of America Corp.	689,435	21,020,873
Charles Schwab Corp.	111,074	6,811,058
Chubb Ltd.	73,155	16,783,953
Citigroup, Inc.	252,030	11,618,583
Discover Financial Services	113,478	10,553,454
Fidelity National Information Services, Inc.	88,024	5,161,727
FleetCor Technologies, Inc. (a)	87,285	20,992,043
Global Payments, Inc.	118,011	13,741,201
Globe Life, Inc.	79,331	9,768,026
Goldman Sachs Group, Inc.	43,016	14,691,685
JPMorgan Chase & Co.	159,290	24,861,983
Loews Corp.	193,672	13,613,205
Markel Group, Inc. (a)	7,847	11,292,539
Renaissance Holdings Ltd.	78,131	16,748,161
Synchrony Financial	150,065	4,856,103
Travelers Cos., Inc.	62,092	11,215,057
Visa, Inc. - Class A (b)	82,077	21,067,524
Wells Fargo & Co.	249,353	11,118,650
White Mountains Insurance Group Ltd.	9,294	14,237,664
		314,074,466
Health Care — 22.2%
AbbVie, Inc.	167,549	23,857,302
Amgen, Inc.	62,540	16,863,286
AMN Healthcare Services, Inc. (a)	61,418	4,164,140
Avantor, Inc. (a)(b)	535,732	11,346,804
Bristol-Myers Squibb Co.	513,590	25,361,074
Cencora, Inc.	70,435	14,324,366
Centene Corp. (a)	187,712	13,830,620
Cigna Group, (The)	28,010	7,363,269
Elevance Health, Inc.	42,806	20,525,049
Humana, Inc. (b)	30,841	14,953,567
Johnson & Johnson	209,303	32,370,801
McKesson Corp.	39,940	18,794,166
Medtronic PLC	211,061	16,730,805
Merck & Co., Inc.	183,503	18,805,387
Pfizer, Inc.	466,802	14,223,457
Sanofi SA, ADR	448,193	20,953,023
UnitedHealth Group, Inc.	41,336	22,857,568
Zimmer Biomet Holdings, Inc.	55,905	6,502,311
		303,826,995
Industrials — 14.9%
Acuity Brands, Inc. (b)	66,803	11,975,106
Advanced Drainage Systems, Inc. (b)	33,995	4,117,134
Allegion PLC	191,792	20,347,214
Allison Transmission Holdings, Inc.	121,218	6,482,739
AMETEK, Inc.	52,372	8,129,706
Boeing Co. (a)	65,414	15,151,844
Curtiss-Wright Corp.	31,338	6,703,198
EnerSys	43,045	3,808,622
Expeditors International of Washington, Inc. (b)	119,224	14,347,416
Howmet Aerospace, Inc.	286,208	15,054,540
Huron Consulting Group, Inc. (a)	89,544	9,327,798
Landstar System, Inc.	61,409	10,602,264
Leidos Holdings, Inc.	35,192	3,776,805
Masco Corp.	99,447	6,021,516
Middleby Corp. (a)(b)	66,077	8,340,900
Resideo Technologies, Inc. (a)	143,171	2,352,300
Robert Half, Inc. (b)	126,602	10,378,832
Science Applications International Corp.	98,748	11,594,003
Sensata Technologies Holding PLC	95,244	3,096,382
SS&C Technologies Holdings, Inc. (b)	186,468	10,490,690
Textron, Inc.	119,254	9,142,012
Westinghouse Air Brake Technologies Corp.	111,836	13,035,604
		204,276,625
Information Technology — 15.8%
Advanced Micro Devices, Inc. (a)(c)	139,300	16,877,588
Analog Devices, Inc.	80,087	14,686,354
Applied Materials, Inc.	49,593	7,428,040
Arrow Electronics, Inc. (a)	55,695	6,603,199
Belden, Inc.	46,857	3,113,179
CDW Corp.	37,613	7,931,829
Check Point Software Technologies Ltd. (a)	166,839	24,358,494
Cisco Systems, Inc.	359,933	17,413,559
Cognizant Technology Solutions Corp. - Class A	212,859	14,981,016
Flex Ltd. (a)	356,312	9,068,140
Gen Digital, Inc.	146,838	3,242,183
Hewlett Packard Enterprise Co.	257,470	4,353,818
Jabil, Inc.	91,153	10,511,764
KLA Corp.	14,348	7,814,208
Lam Research Corp.	10,965	7,850,063
Microchip Technology, Inc.	193,582	16,152,482
Nice Ltd., ADR (a)(b)	38,750	7,352,813
Oracle Corp.	119,258	13,858,972
QUALCOMM, Inc.	124,577	16,076,662
TE Connectivity Ltd.	41,867	5,484,577
		215,158,940
Materials — 2.5%
Corteva, Inc.	159,203	7,195,975
CRH PLC (b)	352,052	22,091,263
FMC Corp.	88,966	4,773,916
		34,061,154
TOTAL COMMON STOCKS (COST $864,788,159)		1,342,884,564

	NUMBER OF SHARES
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 5.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.48% (d)	80,164,293	80,164,293
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (COST $80,164,293)		80,164,293

SHORT-TERM INVESTMENTS — 1.6%
Money Market Deposit Accounts — 1.6%
Tri-State Deposit, 5.45% (d)	22,515,968	22,515,968
U.S. Bank Money Market Deposit Account, 5.20% (d)	617,179	617,179
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $23,133,147)		23,133,147
TOTAL SHORT-TERM INVESTMENTS (COST $23,133,147)		23,133,147
TOTAL INVESTMENTS (COST $968,085,599) — 105.8%		1,446,182,004

Percentages are stated as a percent of net assets of $1,366,627,891.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

ADR American Depositary Receipt
PLC Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $78,614,931.
(c)	Security segregated as collateral for options written.
(d)	The rate shown is as of November 30, 2023.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS ALL-CAP VALUE FUND
SCHEDULE OF OPTIONS WRITTEN
NOVEMBER 30, 2023 (UNAUDITED)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTEN * - 0.3%*
CALL OPTIONS WRITTEN - 0.3%
Advanced Micro Devices, Inc., Expires 1/19/2024 at $90.00	(1,393)	(16,877,588)	$(4,353,125)
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $3,765,208)			(4,353,125)

Percentages are stated as a percent of net assets of $1,366,627,891.

*	Primary risk exposure is equity contracts.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS ALL-CAP VALUE FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$1,342,884,564	$1,342,884,564	$–	$–
Total Equity Securities	1,342,884,564	1,342,884,564	–	–
Investments Purchased with Proceeds from Securities Lending Collateral
Investments Purchased with Proceeds from Securities Lending Collateral(a)	80,164,293	–	–	–
Total Investments Purchased with Proceeds from Securities Lending Collateral	80,164,293	–	–	–

Short-Term Investments
Money Market Deposit Accounts	23,133,147	617,179	22,515,968	–
Total Short-Term Investments	23,133,147	617,179	22,515,968	–
Total Assets*	1,446,182,004	1,343,501,743	22,515,968	–

Liabilities
Derivative Investments
Option	(4,353,125)	(4,353,125)	–	–
Total Derivative Investments	(4,353,125)	(4,353,125)	–	–
Total Liabilities	$(4,353,125)	$(4,353,125)	$–	$–

* Please refer to Portfolio of Investments for further details.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.